As filed with the Securities and Exchange Commission on January 23, 2018

1933 Act Registration No. 33-17619

1940 Act Registration No. 811-05349

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 649	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 650	☒

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 655-4400

CAROLINE L. KRAUS, ESQ.

Goldman Sachs & Co. LLC

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following series and classes of the Registrant:

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Service Shares, Class R Shares, Class R6 Shares and Class T Shares of the Goldman Sachs Capital Growth Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Equity Income Fund (formerly, Goldman Sachs Growth and Income Fund), Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund and Goldman Sachs Small Cap Value Fund;

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class R Shares, Class R6 Shares and Class T Shares of the Goldman Sachs Flexible Cap Fund (formerly, Goldman Sachs Flexible Cap Growth Fund), Goldman Sachs Concentrated Growth Fund, Goldman Sachs Small/Mid Cap Value Fund and Goldman Sachs Focused Value Fund;

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class R Shares, and Class R6 Shares of the Goldman Sachs Blue Chip Fund (formerly, Goldman Sachs Dynamic U.S. Equity Fund); and

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Service Shares, Class R6 Shares and Class T Shares of the Goldman Sachs Technology Opportunities Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 649 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 649 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 23rd day of January, 2018.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Caroline L. Kraus Caroline L. Kraus,
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	January 23, 2018

[1]Scott M. McHugh Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	January 23, 2018

[1]Joseph F. DiMaria Joseph F. DiMaria	Principal Accounting Officer	January 23, 2018

[1]Kathryn A. Cassidy Kathryn A. Cassidy	Trustee	January 23, 2018

[1]Diana M. Daniels Diana M. Daniels	Trustee	January 23, 2018

[1]Herbert J. Markley Herbert J. Markley	Trustee	January 23, 2018

[1]Jessica Palmer Jessica Palmer	Chair and Trustee	January 23, 2018

[1]Roy W. Templin Roy W. Templin	Trustee	January 23, 2018

[1]Gregory G. Weaver Gregory G. Weaver	Trustee	January 23, 2018

By:	/s/ Caroline L. Kraus Caroline L. Kraus,
Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 14-15, 2017.

RESOLVED, that the Trustees and Officers of the Trust who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline L. Kraus and Robert Griffith, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: January 23, 2018

/s/ Caroline L. Kraus Caroline L. Kraus
Secretary

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase